INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd., are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiaries, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd, are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2024: 17%).

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Income tax:
Current year	238	20	16
Deferred tax:
Current year	(64)	-	-
Income Tax Expense	174	20	16

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2024: 17%) to profit before income tax as a result of the following differences:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Income before tax expenses:	772	(812)	(638)

Tax at the domestic income tax rate	131	(138)	(108)
Tax effect of expenses that are not deductible in determining taxable profit	43	158	124
Income Tax Expense	174	20	16